SHARE-BASED COMPENSATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 26, 2020	Dec. 28, 2019	Jun. 27, 2020	Jun. 29, 2019
INTANGIBLE ASSETS
Stock Options	$ 1,537,682	$ 967,231	$ 2,546,220	$ 2,654,504	$ 1,876,225	$ 11,699,796
Deferred Stock Units					484,932	0
LTIP Units	0	479,528	0	1,313,059	1,492,073	12,845,773
Stock Grants for Services	(60,357)	1,524,698	121,232	1,889,646	3,656,926	5,712,872
Restricted Stock Grants	279,909	1,130,018	437,386	2,810,643	3,554,968	2,235,773
Warrants					0	227,244
Total Share-Based Compensation	$ 1,757,234	$ 4,101,475	$ 3,104,838	$ 8,667,852	$ 11,065,124	$ 32,721,458